12. SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTS
Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Interest expense, net	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property and equipment at cost, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552
Year ended December 31, 2012	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$1,118,118	$	---	$	---	$1,118,118
Loss from operations	(1,297,802)		(3,469,078)		(3,142,289)	(7,909,169)
Interest expense, net	---		---		(9,759)	(9,759)
Loss before income taxes	(1,297,802)		(3,469,078)		(3,152,048)	(7,918,928)
Property and equipment at cost, net	687,462		5,967		85,868	779,297
Depreciation and amortization expense	164,514		4,558		13,017	182,089